Schedule of Investments DoubleLine Opportunistic Bond ETF
(Unaudited)
June 30, 2022
|
June 30, 2022

P RINCIPAL
A MOUNT $/
S HARES S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
ASSET BACKED OBLIGATIONS 14.7%
Affirm Asset Securitization Trust ,
750,000 Series 2022-A-A 4.30%
(a)
05/17/2027 738,743
Diamond Resorts Owner Trust ,
265,960 Series 2021-1A-A 1.51%
(a)
11/21/2033 249,353
EWC Master Issuer LLC ,
500,000 Series 2022-1A-A2 5.50%
(a)
03/15/2052 489,065
Hilton Grand Vacations Trust ,
454,307 Series 2022-1D-C 4.69%
(a)
06/20/2034 444,813
Lendbuzz Securitization Trust ,
473,691 Series 2022-1A-A 4.22%
(a)
05/17/2027 466,616
PRET LLC ,
484,181 Series 2022-NPL2-A1 5.24%
(a)(b)
04/25/2052 476,336
500,000 Series 2022-NPL3-A1 6.17%
(a)(b)
06/25/2052 506,218
SEB Funding LLC ,
498,750 Series 2021-1A-A2 4.97%
(a)
01/30/2052 457,270
Sierra Timeshare Receivables Funding LLC ,
485,023 Series 2019-2A-A 2.59%
(a)
05/20/2036 474,718
SMB Private Education Loan Trust ,
750,000 Series 2021-A-B 2.31%
(a)
01/15/2053 683,728
Upstart Securitization Trust ,
500,000 Series 2021-4-B 1.84%
(a)
09/20/2031 453,051
VOLT C LLC ,
478,711 Series 2021-NPL9-A1 1.99%
(a)(b)
05/25/2051 456,099
VOLT CI LLC ,
524,046 Series 2021-NP10-A1 1.99%
(a)(b)
05/25/2051 499,939
Washington Mutural WMABS Trust ,
974,290 Series 2006-HE2-A3 (1
Month LIBOR USD +
0.30%, 0.30% Floor) 1.92% 05/25/2036 795,589
Total Asset Backed Obligations
(Cost $7,274,498) 7,191,538
COLLATERALIZED LOAN OBLIGATIONS 0.5%
LoanCore Issuer Ltd. ,
250,000 Series 2021-CRE5-A (1
Month LIBOR USD +
1.30%, 1.30% Floor) 2.62%
(a)
07/15/2036 243,703
Total Collateralized Loan Obligations
(Cost $247,072) 243,703
FOREIGN CORPORATE BONDS 2.2%
AUSTRALIA 0.3%
50,000 Glencore Funding LLC 1.63%
(a)
04/27/2026 44,293
50,000 Glencore Funding LLC 3.38%
(a)
09/23/2051 34,190
100,000 Westpac Banking Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.53%) 3.02% 11/18/2036 80,637
159,120
BELGIUM 0.1%
75,000 Anheuser-Busch Cos.
LLC 4.90% 02/01/2046 70,632
BERMUDA 0.2%
100,000 Triton Container
International Ltd. 3.25% 03/15/2032 81,590
CANADA 0.8%
100,000 Bank of Montreal (5
Year Swap Rate USD
+ 1.43%) 3.80% 12/15/2032 92,772
175,000 Bank of Nova Scotia
(The) 3.45% 04/11/2025 172,925
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
30,000 Garda World Security
Corp. 4.63%
(a)
02/15/2027 25,849
35,000 Garda World Security
Corp. 6.00%
(a)
06/01/2029 26,959
50,000 Parkland Corp. 4.63%
(a)
05/01/2030 40,649
50,000 Titan Acquisition Ltd. 7.75%
(a)
04/15/2026 46,029
405,183
CHINA 0.3%
175,000 NXP BV 3.88% 06/18/2026 168,801
FRANCE 0.2%
100,000 TotalEnergies Capital
International SA 3.39% 06/29/2060 76,505
IRELAND 0.3%
150,000 Avolon Holdings
Funding Ltd. 3.25%
(a)
02/15/2027 130,720
Total Foreign Corporate Bonds
(Cost $1,155,818) 1,092,551
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 9.5%
BBCMS Mortgage Trust ,
180,000 Series 2021-C12-AS 2.90% 11/15/2054 154,488
100,000 Series 2022-C16-A5 4.60%
(c)
06/15/2055 102,396
Benchmark Mortgage Trust ,
250,000 Series 2022-B35-C 4.59%
(c)
05/15/2055 220,510
BX Commercial Mortgage Trust ,
250,000 Series 2021-VINO-A (1
Month LIBOR USD +
0.65%, 0.65% Floor) 1.98%
(a)
05/15/2038 238,494
Cantor Commercial Real Estate Lending ,
500,000 Series 2019-CF1-C 4.35%
(c)
05/15/2052 455,644
Citigroup Commercial Mortgage Trust ,
100,000 Series 2022-GC48-A5 4.58%
(c)
05/15/2054 102,792
COMM Mortgage Trust ,
205,000 Series 2016-DC2-C 4.82%
(c)
02/10/2049 193,698
DBJPM 16-C1 Mortgage Trust ,
290,000 Series 2016-C1-B 4.20%
(c)
05/10/2049 278,005
250,000 Series 2016-C1-C 3.48%
(c)
05/10/2049 218,180
Del Amo Fashion Center Trust ,
250,000 Series 2017-AMO-C 3.76%
(a)(c)
06/05/2035 204,660
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
500,000 Series 2022-NLP-A
(CME Term SOFR
1 Month + 0.60%,
0.60% Floor) 1.88%
(a)
04/15/2037 471,060
JPMBB Commercial Mortgage Securities Trust ,
325,000 Series 2014-C21-B 4.34%
(c)
08/15/2047 315,813
LSTAR Commercial Mortgage Trust ,
250,000 Series 2015-3-D 3.30%
(a)(c)
04/20/2048 229,835
Morgan Stanley Bank of America Merrill Lynch Trust ,
250,000 Series 2016-C31-C 4.42%
(c)
11/15/2049 218,188
RIAL Issuer Ltd. ,
500,000 Series 2022-FL8-A (CME
Term SOFR 1 Month +
2.25%, 2.25% Floor) 3.76%
(a)
01/19/2037 492,869
SREIT Trust ,
270,000 Series 2021-MFP-A (1
Month LIBOR USD +
0.73%, 0.73% Floor) 2.05%
(a)
11/15/2038 256,950
UBS Commercial Mortgage Trust ,
324,000 Series 2018-C10-C 5.22%
(c)
05/15/2051 304,291

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
WFRBS Commercial Mortgage Trust ,
10,130,698 Series 2014-C21-XA 1.17%
(c)(d)
08/15/2047 165,606
Total Non-Agency Commercial Mortgage
Backed Obligations
(Cost $4,750,899) 4,623,479
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.5%
Citigroup Mortgage Loan Trust ,
670,073 Series 2007-AR8-2A1A 3.33%
(c)
07/25/2037 599,611
Connecticut Avenue Securities Trust ,
500,000 Series 2022-R01-1M2
(Secured Overnight
Financing Rate 30
Day Average + 1.90%) 2.83%
(a)
12/25/2041 451,777
FHLMC Structured Agency Credit Risk Debt Notes ,
500,000 Series 2022-DNA2-M1B
(Secured Overnight
Financing Rate 30
Day Average + 2.40%) 3.33%
(a)
02/25/2042 462,602
Legacy Mortgage Asset Trust ,
520,920 Series 2021-GS2-A1 1.75%
(a)(b)
04/25/2061 490,745
RFMSI Trust ,
1,522,709 Series 2006-S4-A7 6.00% 04/25/2036 1,345,537
Towd Point Mortgage Trust ,
368,906 Series 2020-3-A1 3.09%
(a)(c)
02/25/2063 357,290
Verus Securitization Trust ,
611,000 Series 2021-8-A1 1.82%
(a)(c)
11/25/2066 552,761
WaMu Mortgage-Backed Pass-Through Certificates Trust ,
515,961 Series 2006-AR16-2A1 2.39%
(c)
12/25/2036 464,183
Wells Fargo Mortgage Backed Securities Trust ,
432,382 Series 2006-AR14-2A1 2.61%
(c)
10/25/2036 409,761
Total Non-Agency Residential Collateralized
Mortgage Obligations
(Cost $5,291,561) 5,134,267
US CORPORATE BONDS 21.8%
180,000 AbbVie, Inc. 4.70% 05/14/2045 169,824
70,000 Academy Ltd. 6.00%
(a)
11/15/2027 64,081
95,000 AdaptHealth LLC 5.13%
(a)
03/01/2030 80,202
85,000 Advanced Drainage
Systems, Inc. 6.38%
(a)
06/15/2030 83,154
40,000 Aethon United BR LP 8.25%
(a)
02/15/2026 38,935
100,000 Air Lease Corp. 1.88% 08/15/2026 86,579
125,000 Alexandria Real Estate
Equities, Inc. 3.00% 05/18/2051 84,283
100,000 Altria Group, Inc. 4.45% 05/06/2050 72,223
90,000 American Airlines, Inc. 5.75%
(a)
04/20/2029 77,145
75,000 American Express Co. 3.40% 02/22/2024 74,827
100,000 AmWINS Group, Inc. 4.88%
(a)
06/30/2029 82,018
65,000 Arconic Corp. 6.13%
(a)
02/15/2028 60,831
100,000 Ares Capital Corp. 2.15% 07/15/2026 83,937
60,000 AssuredPartners, Inc. 5.63%
(a)
01/15/2029 48,115
150,000 AT&T, Inc. 3.50% 09/15/2053 113,953
175,000 Athene Global Funding
(Secured Overnight
Financing Rate
Compounded Index
+ 0.56%) 1.54%
(a)
08/19/2024 169,820
50,000 Bank of America Corp.
(Secured Overnight
Financing Rate +
1.11%) 3.84% 04/25/2025 49,791
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
175,000 Bank of America Corp.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 1.20%) 2.48% 09/21/2036 135,922
60,000 BCPE Empire Holdings,
Inc. 7.63%
(a)
05/01/2027 48,929
100,000 Boeing Co. (The) 2.95% 02/01/2030 83,309
50,000 Boyne USA, Inc. 4.75%
(a)
05/15/2029 43,375
100,000 BP Capital Markets
America, Inc. 2.94% 06/04/2051 71,719
225,000 Broadcom, Inc. 3.50%
(a)
02/15/2041 170,062
100,000 Brooklyn Union Gas
Co. (The) 4.49%
(a)
03/04/2049 85,139
90,000 Builders FirstSource,
Inc. 5.00%
(a)
03/01/2030 76,385
20,000 Builders FirstSource,
Inc. 6.38%
(a)
06/15/2032 17,894
30,000 Callon Petroleum Co. 7.50%
(a)
06/15/2030 27,650
50,000 Calpine Corp. 5.13%
(a)
03/15/2028 44,137
120,000 Carnival Corp. 5.75%
(a)
03/01/2027 87,085
50,000 CCO Holdings LLC 5.13%
(a)
05/01/2027 47,350
50,000 CCO Holdings LLC 4.75%
(a)
02/01/2032 41,065
50,000 Cengage Learning, Inc. 9.50%
(a)
06/15/2024 46,322
180,000 Charter
Communications
Operating LLC 4.91% 07/23/2025 180,662
50,000 CHS/Community
Health Systems, Inc. 6.00%
(a)
01/15/2029 41,493
150,000 Citigroup, Inc. (Secured
Overnight Financing
Rate + 1.35%) 3.06% 01/25/2033 127,288
40,000 Clarios Global LP 8.50%
(a)
05/15/2027 38,742
25,000 Clear Channel Outdoor
Holdings, Inc. 7.75%
(a)
04/15/2028 18,254
60,000 CNX Resources Corp. 6.00%
(a)
01/15/2029 56,161
100,000 Comcast Corp. 3.40% 04/01/2030 93,918
50,000 CommScope, Inc. 6.00%
(a)
03/01/2026 46,151
100,000 Constellation Brands,
Inc. 3.15% 08/01/2029 90,103
65,000 Coty, Inc. 5.00%
(a)
04/15/2026 59,670
40,000 Credit Acceptance
Corp. 6.63% 03/15/2026 37,525
100,000 Crown Castle
International Corp. 3.65% 09/01/2027 94,796
100,000 CSX Corp. 3.80% 11/01/2046 84,965
130,000 CVS Health Corp. 5.05% 03/25/2048 124,630
100,000 Dick's Sporting Goods,
Inc. 3.15% 01/15/2032 79,121
125,000 Discover Financial
Services 4.10% 02/09/2027 119,989
180,000 Dollar Tree, Inc. 4.00% 05/15/2025 179,039
50,000 Duke Energy Carolinas
LLC 3.55% 03/15/2052 41,668
75,000 Elevance Health, Inc. 2.38% 01/15/2025 72,294
25,000 Elevance Health, Inc. 4.55% 05/15/2052 23,573
75,000 Energy Transfer LP 4.75% 01/15/2026 74,814
40,000 EQM Midstream
Partners LP 6.50%
(a)
07/01/2027 37,263
100,000 Essential Utilities, Inc. 2.70% 04/15/2030 87,114
100,000 EverArc Escrow Sarl 5.00%
(a)
10/30/2029 84,307
25,000 Exelon Corp. 4.10%
(a)
03/15/2052 21,615
75,000 Expedia Group, Inc. 5.00% 02/15/2026 75,083
100,000 Expedia Group, Inc. 3.25% 02/15/2030 83,493
65,000 Ferrellgas LP 5.38%
(a)
04/01/2026 56,530

|
June 30, 2022

(Unaudited)
June 30, 2022
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
35,000 Fertitta Entertainment
LLC 6.75%
(a)
01/15/2030 26,963
60,000 Frontier
Communications
Holdings LLC 5.88%
(a)
10/15/2027 54,102
100,000 General Motors
Financial Co., Inc. 2.40% 10/15/2028 83,137
175,000 Goldman Sachs Group,
Inc. (The) (Secured
Overnight Financing
Rate + 0.82%) 2.00% 09/10/2027 166,206
70,000 Griffon Corp. 5.75% 03/01/2028 63,739
40,000 Gulfport Energy Corp. 8.00% 05/17/2026 39,424
50,000 Gulfport Energy Corp. 8.00%
(a)
05/17/2026 49,281
75,000 HCA, Inc. 4.13% 06/15/2029 68,456
90,000 Hess Midstream
Operations LP 5.50%
(a)
10/15/2030 80,927
55,000 Hilcorp Energy I LP 5.75%
(a)
02/01/2029 48,394
100,000 Invitation Homes
Operating
Partnership LP 2.70% 01/15/2034 77,087
175,000 JPMorgan Chase & Co.
(Secured Overnight
Financing Rate +
1.26%) 2.96% 01/25/2033 150,349
75,000 Kinder Morgan Energy
Partners LP 6.95% 01/15/2038 80,892
50,000 Lions Gate Capital
Holdings LLC 5.50%
(a)
04/15/2029 39,146
100,000 Magallanes, Inc. 3.76%
(a)
03/15/2027 93,885
100,000 Marriott International,
Inc. 3.13% 06/15/2026 95,553
100,000 McDonald's Corp. 3.60% 07/01/2030 95,290
100,000 Medline Borrower LP 5.25%
(a)
10/01/2029 82,442
50,000 Metis Merger Sub LLC 6.50%
(a)
05/15/2029 39,814
30,000 Michaels Cos., Inc.
(The) 5.25%
(a)
05/01/2028 23,640
50,000 Midwest Gaming
Borrower LLC 4.88%
(a)
05/01/2029 40,832
50,000 Minerva Merger Sub,
Inc. 6.50%
(a)
02/15/2030 41,727
70,000 ModivCare Escrow
Issuer, Inc. 5.00%
(a)
10/01/2029 56,640
115,000 Monongahela Power
Co. 5.40%
(a)
12/15/2043 113,914
200,000 Morgan Stanley
(Secured Overnight
Financing Rate +
1.36%) 2.48% 09/16/2036 153,996
70,000 Nationstar Mortgage
Holdings, Inc. 5.75%
(a)
11/15/2031 53,687
100,000 NetApp, Inc. 1.88% 06/22/2025 93,375
20,000 NextEra Energy Capital
Holdings, Inc. 5.00% 07/15/2032 20,509
50,000 NRG Energy, Inc. 3.63%
(a)
02/15/2031 39,307
80,000 NuStar Logistics LP 6.00% 06/01/2026 74,942
90,000 Oasis Petroleum, Inc. 6.38%
(a)
06/01/2026 83,384
65,000 OneMain Finance Corp. 6.88% 03/15/2025 61,735
100,000 Oracle Corp. 3.60% 04/01/2050 69,650
65,000 Owens & Minor, Inc. 6.63%
(a)
04/01/2030 59,456
100,000 Owens Corning 4.40% 01/30/2048 82,879
100,000 Pacific Gas and Electric
Co. 1.37% 03/10/2023 98,501
100,000 Pacific Gas and Electric
Co. 2.50% 02/01/2031 76,585
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
100,000 Packaging Corp. of
America 3.00% 12/15/2029 89,470
50,000 Park Intermediate
Holdings LLC 4.88%
(a)
05/15/2029 43,015
45,000 Parker-Hannifin Corp. 4.25% 09/15/2027 44,720
90,000 Penn National Gaming,
Inc. 5.63%
(a)
01/15/2027 79,085
75,000 Penske Truck Leasing
Co. LP 4.20%
(a)
04/01/2027 73,216
100,000 Performance Food
Group, Inc. 5.50%
(a)
10/15/2027 92,750
70,000 PG&E Corp. 5.00% 07/01/2028 59,251
70,000 Pike Corp. 5.50%
(a)
09/01/2028 56,930
50,000 Pioneer Natural
Resources Co. 1.90% 08/15/2030 40,885
50,000 Post Holdings, Inc. 5.50%
(a)
12/15/2029 44,798
100,000 Prudential Financial,
Inc. 3.91% 12/07/2047 86,428
50,000 Qorvo, Inc. 1.75%
(a)
12/15/2024 46,805
100,000 Quanta Services, Inc. 2.35% 01/15/2032 77,562
100,000 Raytheon Technologies
Corp. 3.03% 03/15/2052 74,687
50,000 Realogy Group LLC 5.75%
(a)
01/15/2029 38,000
50,000 Roller Bearing Co. of
America, Inc. 4.38%
(a)
10/15/2029 42,608
100,000 Royalty Pharma plc 3.30% 09/02/2040 74,021
75,000 Sabine Pass
Liquefaction LLC 5.00% 03/15/2027 75,334
150,000 Santander Holdings
USA, Inc. 3.40% 01/18/2023 149,811
100,000 Santander Holdings
USA, Inc. (Secured
Overnight Financing
Rate + 1.25%) 2.49% 01/06/2028 88,339
90,000 Scripps Escrow, Inc. 5.88%
(a)
07/15/2027 78,906
40,000 Sirius XM Radio, Inc. 5.50%
(a)
07/01/2029 36,548
150,000 Smithfield Foods, Inc. 4.25%
(a)
02/01/2027 144,620
100,000 Southern Co. (The) (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.92%) 3.75% 09/15/2051 85,217
50,000 SRS Distribution, Inc. 6.13%
(a)
07/01/2029 39,520
50,000 Suburban Propane
Partners LP 5.00%
(a)
06/01/2031 42,599
175,000 Synchrony Financial 2.88% 10/28/2031 132,807
75,000 Sysco Corp. 5.95% 04/01/2030 80,044
105,000 Tenet Healthcare Corp. 6.13%
(a)
10/01/2028 90,181
30,000 Tenet Healthcare Corp. 6.13%
(a)
06/15/2030 27,767
150,000 Thermo Fisher
Scientific, Inc. 1.22% 10/18/2024 142,274
30,000 TransDigm, Inc. 5.50% 11/15/2027 25,551
40,000 Uber Technologies, Inc. 7.50%
(a)
09/15/2027 38,819
90,000 United Airlines, Inc. 4.63%
(a)
04/15/2029 76,653
15,000 UnitedHealth Group,
Inc. 4.95% 05/15/2062 15,240
50,000 Univision
Communications,
Inc. 7.38%
(a)
06/30/2030 48,926
75,000 US Foods, Inc. 4.75%
(a)
02/15/2029 65,692
75,000 Verizon
Communications,
Inc. (3 Month LIBOR
USD + 1.10%) 2.51% 05/15/2025 74,592

DoubleLine ETF Trust
Schedule of Investments DoubleLine Opportunistic Bond ETF
(Cont.)
PRINCIPAL
AMOUNT $/
SHARES SECURITY DESCRIPTION RATE MATURITY VALUE $
50,000 Verizon
Communications,
Inc. 3.88% 03/01/2052 42,015
100,000 Viking Cruises Ltd. 5.88%
(a)
09/15/2027 74,844
65,000 WASH Multifamily
Acquisition, Inc. 5.75%
(a)
04/15/2026 61,373
40,000 Weatherford
International Ltd. 8.63%
(a)
04/30/2030 33,269
100,000 Wells Fargo & Co. 4.65% 11/04/2044 90,153
100,000 Welltower, Inc. 2.05% 01/15/2029 84,255
175,000 Western Union Co.
(The) 2.75% 03/15/2031 143,653
50,000 Williams Cos., Inc.
(The) 3.50% 10/15/2051 37,309
75,000 Willis North America,
Inc. 4.50% 09/15/2028 72,070
50,000 WR Grace Holdings LLC 5.63%
(a)
08/15/2029 36,938
75,000 WRKCo, Inc. 3.75% 03/15/2025 74,404
Total US Corporate Bonds
(Cost $11,403,901) 10,650,122
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 17.6%
FHLMC UMBS ,
995,109 Pool SD8221 3.50% 06/01/2052 958,486
FNMA UMBS ,
2,378,573 Pool FS1472 3.50% 11/01/2050 2,309,716
2,973,922 Pool MA4600 3.50% 05/01/2052 2,864,475
1,993,117 Pool MA4624 3.00% 06/01/2052 1,858,533
625,000 Pool MA4655 4.00% 07/01/2052 617,526
Total US Government and Agency Mortgage
Backed Obligations
(Cost $8,784,461) 8,608,736
US GOVERNMENT AND AGENCY OBLIGATIONS 21.9%
3,000,000 U.S. Treasury Bonds 2.88% 05/15/2052 2,834,297
1,600,000 U.S. Treasury Notes 3.00% 06/30/2024 1,600,938
2,700,000 U.S. Treasury Notes 3.25% 06/30/2027 2,726,578
3,600,000 U.S. Treasury Notes 2.88% 05/15/2032 3,560,062
Total US Government and Agency Obligations
(Cost $10,730,900) 10,721,875
SHORT TERM INVESTMENTS 1.0%
254,524 JPMorgan U.S.
Government Money
Market Fund - Class
IM 1.36%
(e)
254,524
254,525 Morgan Stanley
Institutional
Liquidity Funds
Government Portfolio
- Institutional Share
Class 1.38%
(e)
254,525
Total Short Term Investments
(Cost $509,049) 509,049
Total Investments 99.7%
(Cost $50,148,159) 48,775,320
Other Assets in Excess of Liabilities 0.3% 132,454
NET ASSETS 100.0% $48,907,774
INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations 21.9%
US Government and Agency Mortgage Backed Obligations 17.6%
Asset Backed Obligations 14.7%
Non-Agency Residential Collateralized Mortgage Obligations 10.5%
Non-Agency Commercial Mortgage Backed Obligations 9.5%
INVESTMENT BREAKDOWN as a % of Net Assets:
(Cont.)
Banking 3.7%
Technology 1.6%
Healthcare 1.6%
Electric 1.2%
Food and Beverage 1.2%
Midstream 1.1%
Short Term Investments 1.0%
Consumer Cyclical Services 0.8%
Cable Satellite 0.8%
Retailers 0.8%
Independent 0.8%
Finance Companies 0.7%
Media Entertainment 0.7%
Building Materials 0.6%
Wirelines 0.6%
Life 0.5%
Pharmaceuticals 0.5%
Collateralized Loan Obligations 0.5%
Leisure 0.4%
P&C 0.4%
Diversified Manufacturing 0.4%
Aerospace & Defense 0.4%
Paper 0.3%
Transportation Services 0.3%
Airlines 0.3%
Integrated 0.3%
Metals and Mining 0.3%
Other Industrial 0.3%
Restaurants 0.3%
Automotive 0.2%
Chemicals 0.2%
Gaming 0.2%
Health Insurance 0.2%
Lodging 0.2%
Wireless 0.2%
Other Financial 0.2%
Other Utility 0.2%
Natural Gas 0.2%
Railroads 0.2%
Office REITs 0.2%
Healthcare REITs 0.2%
Apartment REITs 0.2%
Tobacco 0.1%
Consumer Products 0.1%
Other REITs 0.1%
Refining 0.1%
Oil Field Services 0.1%
Other Assets and Liabilities 0.3%
100.0%

|
June 30, 2022

(Unaudited)
June 30, 2022
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b) The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.
(c) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(d) Interest only security
(e) Seven-day yield as of period end
Abbreviations:
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
LIBOR London Interbank Offered Rate
UMBS Uniform Mortgage-Backed Securities

Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Unaudited)
June 30, 2022

DoubleLine ETF Trust
SHARES SECURITY DESCRIPTION VALUE $
COMMON STOCKS 99.5%
AUTO COMPONENTS 0.2%
1,076 Aptiv plc
(a)
95,839
953 BorgWarner, Inc. 31,802
127,641
AUTOMOBILES 5.1%
15,761 Ford Motor Co. 175,420
5,816 General Motors Co.
(a)
184,716
3,284 Tesla, Inc.
(a)
2,211,511
2,571,647
BANKS 8.4%
25,670 Bank of America Corp. 799,107
7,020 Citigroup, Inc. 322,850
1,769 Citizens Financial Group, Inc. 63,136
472 Comerica, Inc. 34,635
2,477 Fifth Third Bancorp 83,227
649 First Republic Bank 93,586
5,199 Huntington Bancshares, Inc. 62,544
10,626 JPMorgan Chase & Co. 1,196,594
3,363 KeyCorp 57,944
650 M&T Bank Corp. 103,603
1,498 PNC Financial Services Group, Inc. (The) 236,339
3,372 Regions Financial Corp. 63,225
229 Signature Bank 41,039
211 SVB Financial Group
(a)
83,343
4,806 Truist Financial Corp. 227,949
4,876 US Bancorp 224,394
13,710 Wells Fargo & Co. 537,021
547 Zions Bancorp NA 27,842
4,258,378
CAPITAL MARKETS 6.5%
399 Ameriprise Financial, Inc. 94,834
2,684 Bank of New York Mellon Corp. (The) 111,950
516 BlackRock, Inc. 314,265
383 Cboe Global Markets, Inc. 43,352
5,467 Charles Schwab Corp. (The) 345,405
1,298 CME Group, Inc. 265,701
136 FactSet Research Systems, Inc. 52,302
1,016 Franklin Resources, Inc. 23,683
1,240 Goldman Sachs Group, Inc. (The) 368,305
2,029 Intercontinental Exchange, Inc. 190,807
1,220 Invesco Ltd. 19,679
136 MarketAxess Holdings, Inc. 34,817
583 Moody's Corp. 158,558
5,064 Morgan Stanley 385,168
295 MSCI, Inc. 121,584
419 Nasdaq, Inc. 63,914
752 Northern Trust Corp. 72,553
707 Raymond James Financial, Inc. 63,213
1,257 S&P Global, Inc. 423,684
1,331 State Street Corp. 82,056
826 T Rowe Price Group, Inc. 93,842
3,329,672
COMMUNICATIONS EQUIPMENT 0.7%
332 Arista Networks, Inc.
(a)
31,122
6,152 Cisco Systems, Inc. 262,321
89 F5, Inc.
(a)
13,620
478 Juniper Networks, Inc. 13,623
248 Motorola Solutions, Inc. 51,981
372,667
CONSUMER FINANCE 1.2%
2,212 American Express Co. 306,627
1,421 Capital One Financial Corp. 148,054
SHARES SECURITY DESCRIPTION VALUE $
1,019 Discover Financial Services 96,377
1,817 Synchrony Financial 50,186
601,244
DISTRIBUTORS 0.4%
562 Genuine Parts Co. 74,746
1,034 LKQ Corp. 50,759
162 Pool Corp. 56,899
182,404
DIVERSIFIED FINANCIAL SERVICES 3.5%
6,568 Berkshire Hathaway, Inc. - Class B
(a)
1,793,195
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.6%
882 Amphenol Corp. - Class A 56,783
199 CDW Corp. 31,354
1,121 Corning, Inc. 35,323
269 Keysight Technologies, Inc.
(a)
37,082
477 TE Connectivity Ltd. (Switzerland) 53,973
69 Teledyne Technologies, Inc.
(a)
25,883
371 Trimble, Inc.
(a)
21,603
77 Zebra Technologies Corp. - Class A
(a)
22,634
284,635
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 23.6%
1,498 Alexandria Real Estate Equities, Inc. 217,255
1,400 American Campus Communities, Inc. 90,258
2,977 American Homes 4 Rent - Class A 105,505
4,702 American Tower Corp. 1,201,784
2,714 Americold Realty Trust, Inc. 81,529
1,584 Apartment Income REIT Corp. 65,894
1,405 AvalonBay Communities, Inc. 272,921
1,440 Boston Properties, Inc. 128,131
3,025 Brixmor Property Group, Inc. 61,135
1,073 Camden Property Trust 144,297
1,137 Corporate Office Properties Trust 29,778
1,503 Cousins Properties, Inc. 43,933
4,385 Crown Castle International Corp. 738,346
2,252 CubeSmart 96,205
2,870 Digital Realty Trust, Inc. 372,612
1,779 Douglas Emmett, Inc. 39,814
3,871 Duke Realty Corp. 212,712
418 EastGroup Properties, Inc. 64,510
916 Equinix, Inc. 601,830
1,135 Equity Commonwealth
(a)
31,247
1,735 Equity LifeStyle Properties, Inc. 122,265
3,442 Equity Residential 248,581
659 Essex Property Trust, Inc. 172,335
1,353 Extra Space Storage, Inc. 230,172
721 Federal Realty OP LP 69,029
1,323 First Industrial Realty Trust, Inc. 62,816
2,370 Gaming and Leisure Properties, Inc. 108,688
1,530 Healthcare Realty Trust, Inc. 41,616
2,310 Healthcare Trust of America, Inc. - Class A 64,472
5,437 Healthpeak Properties, Inc. 140,873
1,061 Highwoods Properties, Inc. 36,276
7,188 Host Hotels & Resorts, Inc. 112,708
1,466 Hudson Pacific Properties, Inc. 21,755
6,150 Invitation Homes, Inc. 218,817
2,927 Iron Mountain, Inc. 142,516
1,095 JBG SMITH Properties 25,886
1,059 Kilroy Realty Corp. 55,418
6,228 Kimco Realty Corp. 123,128
874 Lamar Advertising Co. - Class A 76,886
848 Life Storage, Inc. 94,688
2,880 LXP Industrial Trust 30,931
6,039 Medical Properties Trust, Inc. 92,216
1,162 Mid-America Apartment Communities, Inc. 202,967

|
June 30, 2022

(Unaudited)
June 30, 2022
SHARES SECURITY DESCRIPTION VALUE $
462 National Health Investors, Inc. 28,002
1,767 National Retail Properties, Inc. 75,981
847 National Storage Affiliates Trust 42,409
2,377 Omega Healthcare Investors, Inc. 67,008
571 Orion Office REIT, Inc. 6,258
2,269 Physicians Realty Trust 39,594
698 PotlatchDeltic Corp. 30,845
7,452 Prologis, Inc. 876,728
202 PS Business Parks, Inc. 37,804
1,536 Public Storage 480,261
1,474 Rayonier, Inc. 55,098
6,053 Realty Income Corp. 413,178
1,559 Regency Centers Corp. 92,464
1,663 Rexford Industrial Realty, Inc. 95,772
2,334 Sabra Health Care REIT, Inc. 32,606
1,088 SBA Communications Corp. 348,214
3,313 Simon Property Group, Inc. 314,470
649 SL Green Realty Corp. 29,951
1,355 Spirit Realty Capital, Inc. 51,192
1,805 STAG Industrial, Inc. 55,738
2,542 STORE Capital Corp. 66,295
1,226 Sun Communities, Inc. 195,375
3,026 UDR, Inc. 139,317
4,035 Ventas, Inc. 207,520
9,681 VICI Properties, Inc. 288,397
1,606 Vornado Realty Trust 45,916
4,567 Welltower, Inc. 376,093
7,499 Weyerhaeuser Co. 248,367
1,940 WP Carey, Inc. 160,748
11,996,336
HOTELS, RESTAURANTS & LEISURE 4.3%
164 Booking Holdings, Inc.
(a)
286,834
859 Caesars Entertainment, Inc.
(a)
32,900
3,269 Carnival Corp.
(a)
28,277
113 Chipotle Mexican Grill, Inc.
(a)
147,720
497 Darden Restaurants, Inc. 56,221
143 Domino's Pizza, Inc. 55,729
607 Expedia Group, Inc.
(a)
57,562
1,109 Hilton Worldwide Holdings, Inc. 123,587
1,377 Las Vegas Sands Corp.
(a)
46,253
1,095 Marriott International, Inc. - Class A 148,931
2,464 McDonald's Corp. 608,312
1,410 MGM Resorts International 40,819
1,689 Norwegian Cruise Line Holdings Ltd.
(a)
18,782
655 Penn National Gaming, Inc.
(a)
19,925
905 Royal Caribbean Cruises Ltd.
(a)
31,594
4,576 Starbucks Corp. 349,561
424 Wynn Resorts Ltd.
(a)
24,159
1,141 Yum! Brands, Inc. 129,515
2,206,681
HOUSEHOLD DURABLES 0.8%
1,275 DR Horton, Inc. 84,392
610 Garmin Ltd. 59,932
1,027 Lennar Corp. - Class A 72,475
204 Mohawk Industries, Inc.
(a)
25,314
1,463 Newell Brands, Inc. 27,856
12 NVR, Inc.
(a)
48,050
944 PulteGroup, Inc. 37,411
225 Whirlpool Corp. 34,846
390,276
INSURANCE 5.0%
2,137 Aflac, Inc. 118,240
995 Allstate Corp. (The) 126,096
2,875 American International Group, Inc. 146,999
SHARES SECURITY DESCRIPTION VALUE $
769 Aon plc - Class A 207,384
760 Arthur J Gallagher & Co. 123,910
195 Assurant, Inc. 33,706
853 Brown & Brown, Inc. 49,764
1,532 Chubb Ltd. 301,161
540 Cincinnati Financial Corp. 64,249
141 Everest Re Group Ltd. 39,519
327 Globe Life, Inc. 31,873
1,196 Hartford Financial Services Group, Inc. (The) 78,254
587 Lincoln National Corp. 27,454
705 Loews Corp. 41,778
1,821 Marsh & McLennan Cos., Inc. 282,710
2,497 MetLife, Inc. 156,787
850 Principal Financial Group, Inc. 56,771
2,117 Progressive Corp. (The) 246,144
1,357 Prudential Financial, Inc. 129,838
867 Travelers Cos., Inc. (The) 146,636
757 W R Berkley Corp. 51,673
407 Willis Towers Watson plc 80,338
2,541,284
INTERNET & DIRECT MARKETING RETAIL 6.0%
27,427 Amazon.com, Inc.
(a)
2,913,022
2,242 eBay, Inc. 93,424
512 Etsy, Inc.
(a)
37,483
3,043,929
IT SERVICES 4.1%
941 Accenture plc - Class A 261,269
238 Akamai Technologies, Inc.
(a)
21,737
619 Automatic Data Processing, Inc. 130,015
174 Broadridge Financial Solutions, Inc. 24,804
773 Cognizant Technology Solutions Corp. - Class A 52,170
362 DXC Technology Co.
(a)
10,972
84 EPAM Systems, Inc.
(a)
24,761
907 Fidelity National Information Services, Inc. 83,145
862 Fiserv, Inc.
(a)
76,692
115 FleetCor Technologies, Inc.
(a)
24,163
120 Gartner, Inc.
(a)
29,020
418 Global Payments, Inc. 46,247
1,332 International Business Machines Corp. 188,065
109 Jack Henry & Associates, Inc. 19,622
1,271 Mastercard, Inc. - Class A 400,975
478 Paychex, Inc. 54,430
1,730 PayPal Holdings, Inc.
(a)
120,823
141 VeriSign, Inc.
(a)
23,593
2,433 Visa, Inc. - Class A 479,033
2,071,536
LEISURE PRODUCTS 0.1%
524 Hasbro, Inc. 42,905
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) 0.6%
5,258 AGNC Investment Corp. 58,206
15,634 Annaly Capital Management, Inc. 92,397
1,709 Blackstone Mortgage Trust, Inc. - Class A 47,288
4,666 New Residential Investment Corp. 43,487
3,077 Starwood Property Trust, Inc. 64,279
305,657
MULTILINE RETAIL 1.2%
911 Dollar General Corp. 223,596
895 Dollar Tree, Inc.
(a)
139,486
1,844 Target Corp. 260,428
623,510
PROFESSIONAL SERVICES 0.5%
3,996 CoStar Group, Inc.
(a)
241,398

DoubleLine ETF Trust
Schedule of Investments DoubleLine Shiller CAPE
®
U.S. Equities ETF
(Cont.)
SHARES SECURITY DESCRIPTION VALUE $
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
3,290 CBRE Group, Inc. - Class A
(a)
242,177
294 Compass, Inc. - Class A
(a)
1,061
388 Howard Hughes Corp. (The)
(a)
26,404
494 Jones Lang LaSalle, Inc.
(a)
86,381
4,045 Opendoor Technologies, Inc.
(a)
19,052
1,092 Redfin Corp.
(a)
8,998
367 Zillow Group, Inc. - Class A
(a)
11,674
1,665 Zillow Group, Inc. - Class C
(a)
52,864
448,611
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
2,409 Advanced Micro Devices, Inc.
(a)
184,216
775 Analog Devices, Inc. 113,220
1,311 Applied Materials, Inc. 119,275
607 Broadcom, Inc. 294,887
200 Enphase Energy, Inc.
(a)
39,048
6,044 Intel Corp. 226,106
223 KLA Corp. 71,155
205 Lam Research Corp. 87,361
827 Microchip Technology, Inc. 48,032
1,653 Micron Technology, Inc. 91,378
66 Monolithic Power Systems, Inc. 25,346
3,441 NVIDIA Corp. 521,621
388 NXP Semiconductors NV (China) 57,435
638 ON Semiconductor Corp.
(a)
32,098
162 Qorvo, Inc.
(a)
15,280
1,659 QUALCOMM, Inc. 211,921
239 Skyworks Solutions, Inc. 22,141
81 SolarEdge Technologies, Inc.
(a)
22,168
238 Teradyne, Inc. 21,313
1,362 Texas Instruments, Inc. 209,271
2,413,272
SOFTWARE 8.3%
705 Adobe, Inc.
(a)
258,072
129 ANSYS, Inc.
(a)
30,868
323 Autodesk, Inc.
(a)
55,543
410 Cadence Design Systems, Inc.
(a)
61,512
204 Ceridian HCM Holding, Inc.
(a)
9,604
185 Citrix Systems, Inc. 17,976
998 Fortinet, Inc.
(a)
56,467
422 Intuit, Inc. 162,656
11,014 Microsoft Corp. 2,828,726
860 NortonLifeLock, Inc. 18,886
2,336 Oracle Corp. 163,216
71 Paycom Software, Inc.
(a)
19,889
157 PTC, Inc.
(a)
16,695
157 Roper Technologies, Inc. 61,960
SHARES SECURITY DESCRIPTION VALUE $
1,480 Salesforce, Inc.
(a)
244,259
299 ServiceNow, Inc.
(a)
142,181
228 Synopsys, Inc.
(a)
69,244
62 Tyler Technologies, Inc.
(a)
20,614
4,238,368
SPECIALTY RETAIL 5.1%
243 Advance Auto Parts, Inc. 42,061
79 AutoZone, Inc.
(a)
169,781
949 Bath & Body Works, Inc. 25,547
803 Best Buy Co., Inc. 52,348
638 CarMax, Inc.
(a)
57,726
4,041 Home Depot, Inc. (The) 1,108,325
2,623 Lowe's Cos., Inc. 458,160
261 O'Reilly Automotive, Inc.
(a)
164,889
1,405 Ross Stores, Inc. 98,673
4,678 TJX Cos., Inc. (The) 261,266
445 Tractor Supply Co. 86,263
207 Ulta Beauty, Inc.
(a)
79,794
2,604,833
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 6.4%
22,624 Apple, Inc. 3,093,153
1,925 Hewlett Packard Enterprise Co. 25,525
1,560 HP, Inc. 51,137
328 NetApp, Inc. 21,399
295 Seagate Technology Holdings plc 21,075
463 Western Digital Corp.
(a)
20,756
3,233,045
TEXTILES, APPAREL & LUXURY GOODS 1.3%
5,075 NIKE, Inc. - Class B 518,665
268 PVH Corp. 15,249
184 Ralph Lauren Corp. 16,495
1,009 Tapestry, Inc. 30,795
1,287 VF Corp. 56,847
638,051
Total Common Stocks
(Cost $52,782,898) 50,561,175
SHORT TERM INVESTMENTS 0.4%
107,014 JPMorgan U.S. Government Money
Market Fund - Class IM 1.36%
(b)
107,014
107,014 Morgan Stanley Institutional Liquidity
Funds Government Portfolio -
Institutional Share Class 1.38%
(b)
107,014
Total Short Term Investments
(Cost $214,028) 214,028
Total Investments 99.9%
(Cost $52,996,926) 50,775,203
Other Assets in Excess of Liabilities 0.1% 56,049
NET ASSETS 100.0% $50,831,252
(a) Non-income producing security
(b) Seven-day yield as of period end

|
June 30, 2022

Notes to Schedule of Investments
(Unaudited)
June 30, 2022
1. Organization
DoubleLine ETF Trust, a Delaware statutory trust (the “Trust”), was formed on September 27, 2021 and is registered with the
Securities and Exchange Commission as an open-end management investment company. As of June 30, 2022, the Trust consists of two series, DoubleLine Opportunistic Bond ETF (the “Opportunistic Bond ETF”) and DoubleLine Shiller CAPE
®
U.S. Equities ETF (the
“Equities ETF”) (each a “Fund” and collectively the “Funds”). Each Fund offers one class of shares.  The Funds commenced operations on March 31, 2022.
The Funds are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The
DoubleLine Opportunistic Bond ETF’s investment objective is to seek to maximize current income and total return. The DoubleLine
Shiller CAPE
®
U.S. Equities ETF’s investment objective is to seek total return which exceeds the total return of the S&P 500 Index.
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, "Financial Services
-Investment Companies", by the Financial Accounting Standards Board ("FASB"). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("US GAAP").
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1— Unadjusted quoted market prices in active markets for identical securities
Level 2— Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3— Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.
Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the
Fixed-income class Examples of Inputs
All Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes;
    convertible securities
Standard inputs and underlying equity of the issuer
US bonds and notes of government and
    government agencies
Standard inputs
Residential and commercial mortgage-backed
obligations; asset-backed obligations
(including collateralized loan obligations)
Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Notes to Schedule of Investments
(Cont.)

DoubleLine ETF Trust
relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Securities may be fair valued by DoubleLine ETF Adviser LP (the “Adviser”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.
The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of June 30, 2022:
Category
DoubleLine Opportunistic
Bond ETF
DoubleLine Shiller CAPE®
U.S. Equities ETF
Investments in Securities
Level 1
Common Stocks $ — $ 50,561,175
Money Market Funds 509,049 214,028
Total Level 1 509,049 50,775,203
Level 2
US Government and Agency Obligations 10,721,875 —
US Corporate Bonds 10,650,122 —
US Government and Agency Mortgage Backed
Obligations 8,608,736 —
Asset Backed Obligations 7,191,538 —
Non-Agency Residential Collateralized Mortgage
Obligations 5,134,267 —
Non-Agency Commercial Mortgage Backed
Obligations 4,623,479 —
Foreign Corporate Bonds 1,092,551 —
Collateralized Loan Obligations 243,703 —
Total Level 2 48,266,271 —
Level 3 — —
Total $ 48,775,320 $ 50,775,203
See the Schedules of Investments for further disaggregation of investment categories.